Remuneration and other benefits paid to the Bank's directors and senior managers - Post-employment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions key personnel
Period for investment in bank shares from date of termination	5 years
Insurance
Disbursed for payment of civil liability insurance premium	€ 10,100	€ 10,500
Bank's Directors
Related party transactions key personnel
Employer contributions to welfare system	€ 2,284	5,164
Pensionable base, expressed as a percent of fixed remuneration	22.00%
Directors
Related party transactions key personnel
Employer contributions to welfare system	€ 0	0	€ 0	€ 0
Balances held under the welfare system	76,337	75,906
Provisions for employee benefits	2,284	5,163
Directors | Life insurance
Insurance
Life insurance, Insured sum	47,804	18,000
Other directors
Related party transactions key personnel
Contributions to plan	900	900
Other directors | Life insurance
Insurance
Life insurance, Insured sum	0	0
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Bank's Directors
Related party transactions key personnel
Employer contributions to welfare system	€ 1,234
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors
Related party transactions key personnel
Annual contribution, percentage of variable remuneration	30.00%
Balances held under the welfare system	€ 46,093	45,798
Provisions for employee benefits	1,234	2,707
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Life insurance
Insurance
Life insurance, Insured sum	22,710	7,500
Mr. Jose Antonio Alvarez Alvarez | Bank's Directors
Related party transactions key personnel
Employer contributions to welfare system	1,050
Mr. Jose Antonio Alvarez Alvarez | Directors
Related party transactions key personnel
Balances held under the welfare system	16,630	16,151
Provisions for employee benefits	1,050	2,456
Mr. Jose Antonio Alvarez Alvarez | Directors | Life insurance
Insurance
Life insurance, Insured sum	19,694	6,000
Mr. Rodrigo Echenique Gordillo | Directors
Related party transactions key personnel
Balances held under the welfare system	13,614	13,957
Mr. Rodrigo Echenique Gordillo | Directors | Life insurance
Insurance
Life insurance, Insured sum	5,400	4,500
Mr. Matias Rodriguez Inciarte
Related party transactions key personnel
Pension rights		48,750
Insurance
Life insurance, Insured sum		€ 5,131
Mr. Matias Rodriguez Inciarte | Directors | Life insurance
Insurance
Life insurance, Insured sum